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Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 2001

1.  Name and address of issuer:
         General American Separate Account Eleven
         700 Market St.
         St. Louis, MO  63101

2.  Name of each series or class of funds for which this notice is filed:

         S&P 500 Index Fund
         Money Market Fund Bond
         Index Fund
         Managed Equity Fund
         Asset Allocation Fund
         International Index Fund
         Mid-Cap Equity Fund
         Small-Cap Equity Fund
         Equity-Income Fund
         Growth Fund
         Overseas Fund
         Asset Manager Fund
         High Income Fund
         Mid Cap Fund
         Worldwide Hard Assets Fund
         Worldwide Emerging Markets Fund
         Multi-Style Equity Fund
         Core Bond Fund
         Aggressive Equity Fund
         Non-US Fund
         Income & Growth Fund
         International Fund
         Value Fund
         Bond Portfolio Fund
         Small Company Portfolio Fund
         Large Cap Value Fund
         Large Cap Growth Fund
         Small Cap Value Fund
         Small Cap Growth Fund
         International Equity Fund
         Emerging Markets Equity Fund
         Core Fixed Income Fund
         High Yield Bond Fund
         International Fixed Income Fund
         Emerging Markets Debt Fund
         Janus Mid Cap Fund
         T. Rowe Price Large Cap Growth Fund
         T. Rowe Price Small Cap Growth Fund
         Alger Equity Growth Series Fund
         Janus Growth Fund
         Harris Oakmark Mid-Cap Fund
         PIMCO Innovations Fund

3.  Investment Company Act File Number:
         811-4901
     Securities Act File Number
         333-53477
4.  Last day of fiscal year for which this notice is filed:
         12/31/01

5.  Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during fiscal year
                 148450908

         (ii)  Aggregate price of securities redeemed or repurchased
                 89472630

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission
                 N/A

         (iv)  Total available redemption credits (add Items 5(ii)&(iii)
                 89472630

         (v)   Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
                 58978278

         (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
                 N/A

         (vii) Multiplier for determining registration fee
                 .000092

         (viii)Registration fee due (multiply item 5(v) by item 5(vii)
                 5426.00

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6.  Prepaid Shares:
         N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
         N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
         5426.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         03/13/02